Income Taxes (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 16, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Corporate income tax	15.00%
Percentage of excise tax	1.00%
Effective tax rates		12.44%	17.22%	(37.48%)
Net operating loss carryforwards of federal tax		$ 19,570
Net operating loss carryforwards of state tax		$ 4,660
Utilization of taxable income		80.00%
Uncertain tax positions
Income tax penalties and interest accrued